Meridian Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Shares	Value
Common Stocks - 93.7%
Communication Services - 5.2%
Interactive Media & Services - 5.2%
Cargurus, Inc.[1]	460,158	$17,131,682
Ziff Davis, Inc.[1]	450,820	17,176,242
ZipRecruiter, Inc. Class A1	674,863	2,847,922
Total Communication Services		37,155,846
Consumer Discretionary - 7.9%
Automobile Components - 0.7%
Fox Factory Holding Corp.[1]	203,297	4,938,084
Hotels, Restaurants & Leisure - 4.3%
Churchill Downs, Inc.	162,414	15,755,782
DraftKings, Inc. Class A1	331,079	12,382,355
Sportradar Group AG Class A (Switzerland)[1]	104,771	2,818,340
		30,956,477
Specialty Retail - 2.0%
Chewy, Inc. Class A1	122,839	4,968,838
Floor & Decor Holdings, Inc. Class A1	52,387	3,860,922
Sally Beauty Holdings, Inc.[1]	346,991	5,649,013
		14,478,773
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp.[1]	61,941	6,278,959
Total Consumer Discretionary		56,652,293
Consumer Staples - 1.5%
Tobacco - 1.5%
Turning Point Brands, Inc.	107,436	10,621,123
Total Consumer Staples		10,621,123
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Crescent Energy Co. Class A2	314,472	2,805,090
Viper Energy, Inc. Class A	272,357	10,409,485
Total Energy		13,214,575
Financials - 6.5%
Capital Markets - 1.1%
WisdomTree, Inc.[2]	567,815	7,892,629
Financial Services - 4.2%
Euronet Worldwide, Inc.[1]	166,885	14,654,172
Remitly Global, Inc.[1]	925,767	15,090,002
		29,744,174
Insurance - 1.2%
Accelerant Holdings Class A (Cayman Islands)[1]	177,035	2,636,051
	Shares	Value
First American Financial Corp.	94,580	$6,075,819
		8,711,870
Total Financials		46,348,673
Health Care - 29.4%
Biotechnology - 8.8%
Agios Pharmaceuticals, Inc.[1]	130,829	5,251,476
Dyne Therapeutics, Inc.[1]	100,760	1,274,614
Exact Sciences Corp.[1]	119,149	6,518,642
Halozyme Therapeutics, Inc.[1]	197,257	14,466,828
Legend Biotech Corp. ADR[1]	120,371	3,925,298
Madrigal Pharmaceuticals, Inc.[1,2]	25,569	11,727,478
Nuvalent, Inc. Class A1,2	52,494	4,539,681
Veracyte, Inc.[1]	433,672	14,887,960
		62,591,977
Health Care Equipment & Supplies - 12.0%
Align Technology, Inc.[1]	27,996	3,505,659
Axogen, Inc.[1]	267,141	4,765,796
Cooper Cos., Inc. (The)[1]	229,313	15,721,699
Globus Medical, Inc. Class A1	240,412	13,768,395
Merit Medical Systems, Inc.[1]	104,040	8,659,249
PROCEPT BioRobotics Corp.[1,2]	186,628	6,660,753
QuidelOrtho Corp.[1]	131,860	3,883,277
STERIS Plc	60,836	15,053,260
Tandem Diabetes Care, Inc.[1]	595,506	7,229,443
TransMedics Group, Inc.[1,2]	53,280	5,978,016
		85,225,547
Health Care Providers & Services - 2.3%
HealthEquity, Inc.[1]	39,406	3,734,507
Hinge Health, Inc. Class A1,2	87,656	4,302,156
LifeStance Health Group, Inc.[1]	12,826	70,543
Privia Health Group, Inc.[1]	59,361	1,478,089
Progyny, Inc.[1]	326,774	7,032,177
		16,617,472
Health Care Technology - 5.1%
Certara, Inc.[1,2]	1,189,584	14,536,716
Doximity, Inc. Class A1	114,133	8,348,829
Waystar Holding Corp.[1,2]	356,317	13,511,541
		36,397,086
Life Sciences Tools & Services - 1.2%
Bio-Techne Corp.	67,202	3,738,447
Stevanato Group SpA (Italy)	192,173	4,948,455
		8,686,902
Total Health Care		209,518,984
Industrials - 21.0%
Aerospace & Defense - 3.6%
Curtiss-Wright Corp.	22,858	12,410,522
StandardAero, Inc.[1]	485,513	13,249,650
		25,660,172

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
	Shares	Value
Commercial Services & Supplies - 5.5%
ACV Auctions, Inc. Class A1	903,892	$8,957,570
Cimpress Plc (Ireland)[1]	189,267	11,931,392
GFL Environmental, Inc.	90,602	4,292,723
MSA Safety, Inc.	21,622	3,720,497
RB Global, Inc. (Canada)	97,983	10,617,438
		39,519,620
Construction & Engineering - 0.4%
Legence Corp. Class A1	102,127	3,146,533
Electrical Equipment - 1.8%
Generac Holdings, Inc.[1]	18,942	3,170,891
Sensata Technologies Holding Plc	312,137	9,535,785
		12,706,676
Machinery - 4.8%
Federal Signal Corp.	102,539	12,201,116
JBT Marel Corp.	77,402	10,871,111
Middleby Corp. (The)[1]	26,827	3,566,113
Timken Co. (The)	49,790	3,743,212
Toro Co. (The)	48,848	3,722,217
		34,103,769
Marine Transportation - 1.4%
Kirby Corp.[1]	114,905	9,588,822
Professional Services - 1.6%
Alight, Inc. Class A	1,331,332	4,340,142
TriNet Group, Inc.	106,986	7,156,294
		11,496,436
Trading Companies & Distributors - 1.9%
Applied Industrial Technologies, Inc.	38,836	10,138,138
Core & Main, Inc. Class A1	60,266	3,244,119
		13,382,257
Total Industrials		149,604,285
Information Technology - 18.9%
Electronic Equipment, Instruments & Components - 3.1%
Trimble, Inc.[1]	271,913	22,201,696
Semiconductors & Semiconductor Equipment - 4.3%
Entegris, Inc.	47,918	4,430,498
GLOBALFOUNDRIES, Inc.[1,2]	448,039	16,057,718
ON Semiconductor Corp.[1]	214,116	10,558,060
		31,046,276
Software - 11.5%
Alkami Technology, Inc.[1,2]	633,525	15,736,761
Blackbaud, Inc.[1]	54,947	3,533,642
Cellebrite DI Ltd. (Israel)[1]	215,572	3,994,549
Consensus Cloud Solutions, Inc.[1]	173,398	5,092,699
Dynatrace, Inc.[1]	350,350	16,974,458
	Shares	Value
Elastic, N.V.[1]	70,084	$5,921,397
Klaviyo, Inc. Class A1	184,992	5,122,428
Monday.com Ltd.[1]	36,762	7,120,432
N-able, Inc.[1]	623,450	4,862,910
Sprout Social, Inc. Class A1	785,166	10,144,345
Via Transportation, Inc. Class A1,2	72,340	3,478,107
		81,981,728
Total Information Technology		135,229,700
Materials - 1.5%
Construction Materials - 1.5%
Eagle Materials, Inc.	24,675	5,750,262
United States Lime & Minerals, Inc.	35,266	4,639,242
Total Materials		10,389,504
Total Common Stocks - 93.7% (Cost $575,659,301)		668,734,983
Preferred Stocks - 4.9%
Communication Services - 2.0%
Interactive Media & Services - 2.0%
Evolve Vacation Rental Network, Inc. Series 9 Acquisition Date: 5/29/20, Cost $4,499,999[1,3,4]	776,451	14,038,234
Total Communication Services		14,038,234
Information Technology - 1.7%
IT Services - 1.0%
Skyryse, Inc. Series B Acquisition Date: 10/21/21, Cost $7,164,990[1,3,4]	290,316	7,211,450
Software - 0.7%
Dataminr, Inc. Series F Acquisition Date: 3/22/21, Cost $7,369,692[1,3,4]	167,493	4,085,154
Skyryse, Inc. Series C-1 Acquisition Date: 4/10/24, Cost $1,000,000[1,3,4]	49,338	1,230,983
		5,316,137
Total Information Technology		12,527,587

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
	Shares	Value
Real Estate - 1.2%
Real Estate Management & Development - 1.2%
Apartment List, Inc. Series D Acquisition Date: 11/2/20 - 12/21/20, Cost $8,399,997[1,3,4]	2,299,479	$8,370,104
Total Real Estate		8,370,104
Total Preferred Stocks - 4.9% (Cost $28,434,678)		34,935,925
Private Investment Fund - 0.5%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $4,037,882[1,3,5]	4,038	3,633,488
Total Private Investment Fund - 0.5% (Cost $4,037,882)		3,633,488
Shares/ Principal Amount
Short-Term Investments - 5.7%
Money Market Funds - 5.7%
Goldman Sachs Financial Square Government Fund, Institutional Class, 4.04% [6]	13,291,447	13,291,447
	Shares/ Principal Amount	Value
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 4.05% [6,7]	27,743,922	$27,743,922
Total Money Market Funds (Cost $41,035,369)		41,035,369
Total Short-Term Investments - 5.7% (Cost $41,035,369)		41,035,369
Total Investments - 104.8% (Cost $649,167,230)		748,339,765
Liabilities in Excess of Other Assets - (4.8)%		(34,598,614)
Net Assets - 100.0%		$713,741,151

ADR—American Depositary Receipt
AG—Aktiengesellschaft is the German term for Public Limited Company
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
SpA—Società per Azioni
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at September 30, 2025. Total value of such securities at period-end amounts to $48,073,353 and represents 6.74% of net assets.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $38,569,413 and represents 5.40% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures Utilized by the Valuation Designee.
[5]	Quail Investment Holdings, LLC is a limited liability company that was organized to invest solely in Qumulo, Inc Series E Preferred Stock. The value of Qumulo, Inc. is substantially the same as Quail Investment Holdings, LLC.
[6]	The rate shown is the 7-Day SEC yield as of September 30, 2025.
[7]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	3	www.arrowmarkpartners.com/meridian/